Financial risk management objectives and policies - Trade Accounts Receivable Factoring Program (Details) $ in Millions		12 Months Ended
	Dec. 23, 2019 EUR (€)	Mar. 28, 2021 CAD ($)	Mar. 29, 2020 CAD ($)
Financial Instruments [Abstract]
Trade accounts receivable factored limit | €	€ 20,000,000.0
Exchange rate of cash received for trade accounts receivable (as a percent)	100.00%
Trade accounts receivable factor fee rate (as a percent)	1.15%
Proceeds from sale of trade accounts receivable		$ 16.9
Trade accounts receivable factor fee expense (less than)		0.1	$ 0.1
Trade accounts receivable derecognized but serviced		$ 0.0	$ 2.4